Segment Reporting - Reconciliation of segment operating loss to net loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting
Segment operating loss	$ (109,901)	$ (99,375)	$ (66,313)
Interest expense	(787)	(1,030)	(1,009)
Income tax expense	(4,829)	(3,274)	(3,964)
Net loss	$ (115,517)	$ (103,679)	$ (71,286)